UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             08/02/2011
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 96

Form 13F Information Value Total (thousands):     $103,738

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101    1547     16308   SH            Sole               16308
Abbott Labs              COM                    002824100    1082     20557   SH            Sole               20557
ADP                      COM                    053015103    1536     29152   SH            Sole               29152
Amgen                    COM                    031162100     480      8220   SH            Sole                8220
Astec Industries         COM                    046224101     211      5700   SH            Sole                5700
AutoZone Inc.            COM                    053332102    1329      4507   SH            Sole                4507
Bank of New York         COM                    064058100     937     36583   SH            Sole               36583
BLDRS Index FDS TR       Developed Market
                          Index 100 ADR         09348r201    1140     51127   SH            Sole               51127
Charles Schwab Co.       COM                    808513105     879     53463   SH            Sole               53463
ChevronTexaco            COM                    166764100    1783     17337   SH            Sole               17337
Cisco Systems            COM                    17275R102     770     49335   SH            Sole               49335
Clorox                   COM                    189054109    1173     17401   SH            Sole               17401
CME Group Inc.           COM                    12572Q105     893      3061   SH            Sole                3061
Coach                    COM                    189754104     306      4792   SH            Sole                4792
Coca Cola Co.            COM                    191216100    2106     31304   SH            Sole               31304
Colgate Palmolive        COM                    194162103    1279     14636   SH            Sole               14636
CoStar Group             COM                    22160N109     236      3978   SH            Sole                3978
Dell Inc.                COM                    24702R101     755     45317   SH            Sole               45317
Diageo PLC               COM                    25243Q205    1375     16796   SH            Sole               16796
Disney (Walt)            COM                    254687106    1028     26330   SH            Sole               26330
Eaton Vance              COM                    278265103     281      9286   SH            Sole                9286
eBay Inc.                COM                    278642103    1060     32856   SH            Sole               32856
Ecolab                   COM                    278865100    1208     21433   SH            Sole               21433
Emerson Elec.            COM                    291011104    1468     26093   SH            Sole               26093
Equifax                  COM                    294429105     313      9008   SH            Sole                9008
Exelon Corp.             COM                    30161N101     924     21571   SH            Sole               21571
Expeditors Int'l         COM                    302130109     352      6875   SH            Sole                6875
Exxon Mobil              COM                    30231G102    1643     20184   SH            Sole               20184
Factset Research         COM                    303075105     311      3044   SH            Sole                3044
Federated Investors      COM                    314211103     886     37164   SH            Sole               37164
FICO                     COM                    303250104     216      7152   SH            Sole                7152
Forward Air              COM                    349853101     289      8542   SH            Sole                8542
Franklin Resources       COM                    354613101    1256      9564   SH            Sole                9564
Google                   COM                    38259P508     894      1765   SH            Sole                1765
Home Depot               COM                    437076102     952     26278   SH            Sole               26278
Integra Lifesciences     COM                    457985208     288      6022   SH            Sole                6022
Intel Corp.              COM                    458140100    1048     47290   SH            Sole               47290
INVESCO Ltd.             COM                    46127U104    1200     51278   SH            Sole               51278
iShares                  1-3 Year Treasury
                          Index                 464287457    1196     14182   SH            Sole               14182
iShares                  Barclays Int.
                          Gov't/Credit          464288612    8494     77823   SH            Sole               77823
iShares                  Global Timber Index    464288174     848     19471   SH            Sole               19471
iShares                  MSCI EAFE Index        464287465    5953     98987   SH            Sole               98987
iShares                  MSCI World x/U.S.      78463x848    5816    167840   SH            Sole              167840
iShares                  S&P US Preferred
                          Stock Index           464288687     230      5805   SH            Sole                5805
iShares                  S&P 500 Index          464287200    2770     20917   SH            Sole               20917
iShares                  Dow Jones Select
                          Divide Index          464287168    1408     26609   SH            Sole               26609
iShares                  Wilshire 4500 Index    922908652     399      6832   SH            Sole                6832
Janus Capital            COM                    47102X105     152     16152   SH            Sole               16152
Johnson & Johnson        COM                    478160104    2129     32014   SH            Sole               32014
Kellogg                  COM                    487836108     869     15712   SH            Sole               15712
Kraft Foods              COM                    50075N104    1198     34014   SH            Sole               34014
Laboratory Corp.         COM                    50540R409     865      8935   SH            Sole                8935
Legg Mason               COM                    524901105     528     16125   SH            Sole               16125
Lockheed Martin          COM                    539830109     939     11592   SH            Sole               11592
Marsh & McLennan         COM                    571748102     362     11594   SH            Sole               11594
Medtronic                COM                    585055106     668     17328   SH            Sole               17328
Merit Medical            COM                    589889104     261     14499   SH            Sole               14499
Mettler-Toledo           COM                    592688105     369      2187   SH            Sole                2187
Microchip Tech.          COM                    595017104     985     25984   SH            Sole               25984
Microsoft                COM                    594918104    1208     46461   SH            Sole               46461
NIKE Inc.                COM                    654106103    1701     18906   SH            Sole               18906
Oracle Corp.             COM                    68389X105    2309     70154   SH            Sole               70154
Orbotech Ltd Ord         COM                    m75253100     158     12430   SH            Sole               12430
Paychex                  COM                    704326107    1025     33372   SH            Sole               33372
PepsiCo Inc.             COM                    713448108    1888     26804   SH            Sole               26804
Plum Creek Timber        COM                    729251108     622     15346   SH            Sole               15346
PNC Financial            COM                    693475105     570      9563   SH            Sole                9563
Potlatch                 COM                    737630103     645     18295   SH            Sole               18295
PPG Industries           COM                    693506107     738      8130   SH            Sole                8130
Procter & Gamble         COM                    742718109    1739     27358   SH            Sole               27358
ProShares                Ultra Short 20+ Year
                          Treasuries            74347R297    1545     44759   SH            Sole               44759
Ramtron Intl Corp        COM                    751907304      30     10000   SH            Sole               10000
Rayonier                 COM                    754907103     754     11542   SH            Sole               11542
Schwab                   International Equity   808524805     735     25125   SH            Sole               25125
Schwab                    U.S. Large Cap        808524201     260      8270   SH            Sole                8270
SEI Investments          COM                    784117103     286     12693   SH            Sole               12693
Sherwin Williams         COM                    824348106    1020     12156   SH            Sole               12156
Simpson Manufacturing    COM                    829073105     235      7876   SH            Sole                7876
Sirona Dental            COM                    82966c103     246      4641   SH            Sole                4641
SPDR Index SHS FDS       DJ Wilshire REIT       78464A607    2823     42388   SH            Sole               42388
Stanley Black & Decker   COM                    854616109    1307     18146   SH            Sole               18146
Starbucks                COM                    855244109     721     18261   SH            Sole               18261
Sysco Foods              COM                    871829107    1001     32094   SH            Sole               32094
T. Rowe Price            COM                    74144T108     355      5886   SH            Sole                5886
Tejon Ranch              COM                    879080109     253      7413   SH            Sole                7413
Texas Instruments        COM                    882508104     809     24653   SH            Sole               24653
Time Warner Inc.         COM                    887317105     555     15267   SH            Sole               15267
Unilever PLC             COM                    904767704    1191     36784   SH            Sole               36784
United Parcel Service    COM                    911312106    1264     17333   SH            Sole               17333
US Bancorp               COM                    902973106     253      9920   SH            Sole                9920
Vishay Precision         COM                    92835k103     302     17880   SH            Sole               17880
Wal-Mart Stores          COM                    931142103     962     18102   SH            Sole               18102
Waters                   COM                    941848103     461      4820   SH            Sole                4820
Wells Fargo              COM                    949746101     711     25325   SH            Sole               25325
Western Union            COM                    959802109     926     46243   SH            Sole               46243
World Fuel Services      COM                    981475106     257      7158   SH            Sole                7158